Income Taxes - Schedule of Income (Loss) Before Taxes for Domestic and Foreign Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic operations	$ 747,090	$ 984,095	$ 158,690
Foreign operations	213,700	273,494	(1,201,539)
Income (loss) before income taxes	$ 960,790	$ 1,257,589	$ (1,042,849)